Property and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Southland Holdings [Member]
Depreciation expense	$ 44,600	$ 45,000	$ 38,500